As filed with the Securities and Exchange Commission on  December 4, 2003

Registration No: 333-107862

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / X /

PRE-EFFECTIVE AMENDMENT NO. __                                    /    /

POST-EFFECTIVE AMENDMENT NO.  1                                   /X /
                             ----

            Oppenheimer Series Fund, Inc., on behalf of its series
                            OPPENHEIMER VALUE FUND
              (Exact Name of Registrant as Specified in Charter)

              6803 South Tucson Way, Centennial, Colorado 80112
                   (Address of Principal Executive Offices)

                                 303.768.3200

                       (Registrant's Telephone Number)

                             Robert G. Zack, Esq.
                   Senior Vice President & General Counsel
                            OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
                   (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement becomes effective.
                (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C, Class N and
Class Y shares of Oppenheimer Value Fund, a series of Oppenheimer Series
Fund, Inc.

No filing fee is due because of reliance on Section 24(f) of the Investment
Company Act of 1940.
------------------------------------------------------------------------------

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page

Part A

Proxy Statement for Oppenheimer Select Managers - Salomon Brothers All Cap
Fund and Prospectus for Oppenheimer Value Fund including Exhibit A (Agreement and Plan of Reorganization between Salomon Brothers All Cap Fund and
Oppenheimer Value Fund) and Exhibit B (Principal Shareholders): Incorporated
by Reference to Registrant's Filing of that document pursuant to Rule 497 and by Oppenheimer Select Managers - Salomon Brothers All Cap Fund (as definitive proxy material) pursuant to Rule 14-a-6 on October 7, 2003 (File No.
333-107862).

Shareholder Letter: Incorporated by Reference to Registrant's Filing of that document pursuant to Rule 497 and by Oppenheimer Select Managers - Salomon
Brothers All Cap Fund (as definitive proxy material) pursuant to Rule 14-a-6 on October 7, 2003 (File No. 333-107862).

Proxy Card: Incorporated by Reference to Registrant's Filing of that document pursuant to Rule 497 and by Oppenheimer Select Managers - Salomon Brothers
All Cap Fund (as definitive proxy material) pursuant to Rule 14-a-6 on
October 7, 2003 (File No. 333-107862).

Voting   Instructions:   Incorporated   by  Reference  to  Initial  Filing  to
Registrant's Registration Statement on Form N-14 on 8/12/03.

Part B

Statement  of  Additional  Information:  Incorporated  by  Reference,  in  its
entirety,  to Part B filed with the Initial  Filing (File No.  333-107862)  on
8/12/03.

Part C

Other Information
Signatures
Exhibits

525-375_N-14-Post#1_120103.doc

            Oppenheimer Series Fund, Inc. on behalf of its series
                            OPPENHEIMER VALUE FUND

                                  FORM N-14

                                    PART C

                              OTHER INFORMATION

Item 15. Indemnification
------------------------

Reference is made to the  provisions  of paragraph (b) of Section 7 or Article
SEVENTH of Registrant's  Articles of Incorporation filed by cross-reference to
Exhibit  16  (1)  to  this  Registration  Statement,  incorporated  herein  by reference.

      Insofar as indemnification for liabilities arising under the Securities
Act of 1933 may be permitted to Directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange
Commission such indemnification is against public policy as expressed in the
Securities Act of 1933 and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a Director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16. Exhibits
-----------------

(1)   (i)   Amended and Restated Articles of Incorporation dated January 6,
      1995: Previously filed with Registrant's Post-Effective Amendment No.
      28, 3/1/96, and Incorporated herein by reference.

      (ii)  Articles Supplementary dated September 26, 1995: Previously filed with Registrant's Post-Effective Amendment No. 28, 3/1/96, and
      incorporated herein by reference.

(iii) Articles Supplementary dated May 8, 1995: Previously filed with
      Registrant's Post-Effective Amendment No. 28, 3/1/96, and incorporated herein by reference.

(iv)  Articles Supplementary dated November 15, 1996: Previously filed with
      Registrant's Post-Effective Amendment No. 31, 12/16/96, and
      incorporated herein by reference.

(v)   Articles of Amendment dated March 15, 1996, effective 3/18/96:
      Previously filed with Registrant's Post-Effective Amendment No. 35,
      2/26/99, and incorporated herein by reference.

(vi)  Articles Supplementary dated February 23, 2001: Previously filed with
      Registrant's Post-Effective Amendment No. 39, 2/28/02, and incorporated herein by reference.

(2)   (i)   By-Laws   amended   through   6/4/98:    Previously   filed   with
      Pre-Effective Amendment No. 2 to Registrant's  Registration Statement on
      Form N-14 (Reg. No.  333-107862),  9/16/03,  and incorporated  herein by reference.

      (ii)  Amended and Restated  By-Laws through  4/11/02:  Previously  filed
      with  Pre-Effective   Amendment  No.  2  to  Registrant's   Registration
      Statement on Form N-14 (Reg. No. 333-107862),  9/16/03, and incorporated herein by reference.

(3)   N/A.

(4)   Agreement and Plan of  Reorganization  dated April 30, 2003: See Exhibit
      A to Part A of  this  Registration  Statement,  incorporated  herein  by reference.

(5)   (i)   Specimen  Class  A  Share   Certificate:   Previously  filed  with
      Registrant's  Post-Effective Amendment No. 39, 2/28/02, and incorporated herein by reference.

      (ii)  Specimen  Class  B  Share   Certificate:   Previously  filed  with
      Registrant's  Post-Effective Amendment No. 39, 2/28/02, and incorporated herein by reference.

      (iii) Specimen  Class  C  Share   Certificate:   Previously  filed  with
      Registrant's  Post-Effective Amendment No. 39, 2/28/02, and incorporated herein by reference.

(iv)  Specimen Class N Share  Certificate:  Previously filed with Registrant's
      Post-Effective  Amendment No. 39, 2/28/02,  and  incorporated  herein by reference.

(v)   Specimen Class Y Share  Certificate:  Previously filed with Registrant's
      Post-Effective  Amendment No. 39, 2/28/02,  and  incorporated  herein by reference.

(6)         Investment   Advisory   Agreement   dated   3/1/96   between   the
      Registrant,  on behalf of  Connecticut  Mutual Total Return  Account and
      OppenheimerFunds,  Inc.  and schedule of omitted  substantially  similar documents:  Previously filed with Registrant's  Post-Effective Amendment
      No. 29, 4/30/96, and incorporated herein by reference.

(7)   (i)   General  Distributor's  Agreement dated 3/18/96 between Registrant on behalf of Oppenheimer Value Fund,  formerly  Oppenheimer  Disciplined
      Value Fund, and  OppenheimerFunds  Distributor,  Inc.:  Previously filed
      with  Registrant's   Post-Effective   Amendment  No.  31,  12/16/96  and
      incorporated herein by reference.
      (ii)  Form of Dealer Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  45  to  the
      Registration   Statement  of  Oppenheimer  High  Yield  Fund  (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iii) Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  45  to  the
      Registration   Statement  of  Oppenheimer  High  Yield  Fund  (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iv)  Form of Agency Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  45  to  the
      Registration   Statement  of  Oppenheimer  High  Yield  Fund  (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

(8)   (i)   Amended and Restated  Retirement Plan for Non-Interested  Trustees
      or  Directors  dated  8/9/01:   Previously  filed  with   Post-Effective
      Amendment No. 34 to the  Registration  Statement of  Oppenheimer  Gold &
      Special  Minerals Fund (Reg. No.  2-82590),  10/25/01,  and incorporated herein by reference.

      (ii)  Form   of   Deferred    Compensation    Plan   for   Disinterested
      Trustees/Directors:  Filed with Post-Effective  Amendment No. 33, of the
      Registration  Statement  for  Oppenheimer  Gold & Special  Minerals Fund
      (Reg. No. 2-82590), 10/28/98, and incorporated herein by reference.

(9)   (i)   Amendment dated December 6, 2002 to the Global Custodial  Services
      Agreement  dated May 3, 2001  between  Registrant  and  Citibank,  N.A.:
      Previously filed with the Initial Registration  Statement of Oppenheimer
      Total   Return  Bond  Fund  (Reg.   No.   333-101878),   12/16/02,   and
      incorporated herein by reference.

(ii)  Amendment  dated  August  28,  2002  to the  Global  Custodial  Services
      Agreement  dated May 3, 2001  between  Registrant  and  Citibank,  N.A.:
      Previously   filed  with   Post-Effective   Amendment   No.  29  to  the
      Registration  Statement of Oppenheimer Discovery Fund (Reg. No. 33-371),
      11/22/02, and incorporated herein by reference.

(iii) Global   Custodial   Services   Agreement  dated  May  3,  2001  between
      Registrant  and Citibank,  N.A.:  Previously  filed with  Post-Effective
      Amendment  No. 33 to the  Registration  Statement  of  Centennial  Money
      Market Trust (Reg. No. 2-65245),  10/25/01,  and incorporated  herein by reference.

(10)  (i)   Amended and Restated  Service  Plan and  Agreement  dated  4/11/02 between Oppenheimer Value Fund and  OppenheimerFunds  Distributor,  Inc.
      for Class A Shares:  Previously filed with  Registrant's  Post-Effective
      Amendment No. 40, 10/24/02, and incorporated herein by reference.

      (ii)  Amended and Restated  Distribution  and Service Plan and Agreement
      between Oppenheimer Value Fund and  OppenheimerFunds  Distributor,  Inc.
      for Class B shares dated  2/12/98:  Previously  filed with  Registrant's
      Post-Effective  Amendment No. 36, 2/28/00,  and  incorporated  herein by reference.

(iii) Amended  and  Restated  Distribution  and  Service  Plan  and  Agreement
      between Oppenheimer Value Fund and  OppenheimerFunds  Distributor,  Inc.
      for Class C shares dated  2/12/98:  Previously  filed with  Registrant's
      Post-Effective  Amendment No. 36, 2/28/00,  and  incorporated  herein by reference.

            (iv)  Distribution   and  Service  Plan  and   Agreement   between
      Oppenheimer Value Fund and OppenheimerFunds  Distributor, Inc. for Class
      N  shares   dated   10/12/00:   Previously   filed   with   Registrant's
      Post-Effective  Amendment No. 40, 10/24/02,  and incorporated  herein by reference.

Final  Opinion and Consent of Counsel to  Oppenheimer  Value Fund:  Previously
      filed with  Pre-Effective  Amendment No. 2 to Registrant's  Registration
      Statement on Form N-14 (Reg. No. 333-107862),  9/16/03, and incorporated herein by reference.

(12)  Final Tax Opinion Relating to the Reorganization: Filed herewith.

(13)  N/A.

(14)  Final Consents of Independent Auditors: Filed herewith.

(15)  N/A.

(16)  (i)   Powers  of  Attorney  for  all  Trustees/Directors  and  Principal
      Officers  except  for  Joel W.  Motley  and  John V.  Murphy  (including
      Certified  Board  Resolutions):   Previously  filed  with  Pre-Effective
      Amendment No. 1 to the  Registration  Statement of Oppenheimer  Emerging
      Growth Fund (Reg. No. 333-44176),  10/5/00,  and incorporated  herein by reference.

      (ii)  Power of  Attorney  for John  Murphy  (including  Certified  Board
      Resolution):  Previously filed with  Post-Effective  Amendment No. 41 to the Registration  Statement of Oppenheimer  U.S.  Government Trust (Reg.
      No. 2-76645), 10/22/01, and incorporated herein by reference.

      (iii) Power of Attorney for Joel W. Motley  (including  Certified  Board
      Resolution):  Previously  filed with  Post-Effective  Amendment No. 8 to the Registration  Statement of Oppenheimer  International  Small Company
      Fund (Reg. 333-31537), 10/22/02, and incorporated herein by reference.

Item 17. Undertakings
---------------------

N/A

      Pursuant to the  requirements  of the  Securities Act of 1933 and/or the
Investment   Company  Act  of  1940,  the  Registrant  has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 1st day of December, 2003.

                              OPPENHEIMER VALUE FUND, a Series of
                              Oppenheimer Series Fund, Inc.

                              By:  /s/ John V. Murphy*
                              ----------------------------------------------
                              John V. Murphy, President,
                              Principal Executive Officer & Director

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                      Date
----------                    -----                      ----

/s/ Clayton K. Yeutter*       Chairman of the

----------------------------  Board of Directors         December 1, 2003
Clayton K. Yeutter

/s/ Donald W. Spiro*          Vice Chairman of the       December 1, 2003
-------------------------     Board and Director
Donald W. Spiro

/s/ John V. Murphy*           President, Principal

--------------------------    Executive Officer          December 1, 2003
John V. Murphy                & Director

/s/ Brian W. Wixted*          Treasurer, Principal       December 1, 2003
-------------------------     Financial and
Brian W. Wixted               Accounting Officer

/s/ Robert G. Galli*          Director                   December 1, 2003

-----------------------
Robert G. Galli

/s/ Phillip A. Griffiths*     Director                   December 1, 2003

---------------------------
Phillip A. Griffiths

/s/ Joel W. Motley*           Director                   December 1, 2003

------------------------
Joel W. Motley

/s/ Kenneth A. Randall*       Director                   December 1, 2003

----------------------------
Kenneth A. Randall

/s/ Edward V. Regan*          Director                   December 1, 2003

-------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.* Director                   December 1, 2003

---------------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

            Oppenheimer Series Fund, Inc. on behalf of its series
                            OPPENHEIMER VALUE FUND

                                EXHIBIT INDEX
                                -------------

Exhibit No.       Description
-----------       -----------

16 (12)           Final Tax Opinion Relating to the Reorganization

16 (14)           Consent of Independent Auditors

525-375_ PartC_PostEff_120103.doc